Company Information	12 Months Ended
Dec. 31, 2025
Company Information [Abstract]
Company Information

Note 1 – Company Information

Organization and Nature of Operations

CID Holdco, Inc. (the “Company”, or “CID Holdco”, or “CID”), formerly known as SEE ID Inc., dba Dot AI (the “Legacy Company” or “SEE ID”), was incorporated in Delaware with its headquarters in Las Vegas, Nevada. The Company helps businesses transform their operations by optimizing safety, security and efficiency of operations through in-process tracking of resources. Through the Company’s extensive research and development initiatives, the Company’s main focus includes areas such as Industrial IoT, Indoor & Outdoor tracking with seamless transitions, Passive RFID (including Bluetooth and 5G), in-process locating system, Dolly Management, and related supported software applications.

The Company is the developer of an asset tracking platform intended to push the limits of near real-time precision-based location technology. The Company’s platform leverages the technologies including the patented passive and active RFID tracking solutions, low power edge camera platforms utilizing artificial intelligence, enabling users to give accuracy to all mapping technologies in areas that are troublesome. Through its technological solutions, the Company serves multiple industries including construction, military, mining, retail, warehousing and manufacturing.

In July 2024, the Legacy Company incorporated Dot Works, Inc., a Puerto Rico corporation, as a wholly-owned subsidiary. Dot Works, based in Puerto Rico, serves as the primary manufacturing facility for Dot Ai, producing smart hardware devices and embedded technological components used in AI-driven enterprise solutions (ZIM Bridges and Smart Industrial TAGS). Activities include assembly, quality control, and packaging of proprietary systems.

On March 18, 2024, ShoulderUp Technology Acquisition Corp., a Delaware corporation (“ShoulderUp”), entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among CID Holdco, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of ShoulderUp (“Holdings”), ShoulderUp Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Holdings (“ShoulderUp Merger Sub”), SEI Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Holdings (“SEI Merger Sub” and together with ShoulderUp Merger Sub, the “Merger Subs”), and SEE ID, Inc., a Nevada corporation (collectively with any predecessor entities, the “Company”).

On June 18, 2025 (the “Closing Date” or “Closing”), the Company consummated the Business Combination transactions by and among the Company, SUAC, ShoulderUp Merger Sub, Inc., SEI Merger Sub, Inc., and SEE ID, Inc. Pursuant to the Business Combination Agreement, on the Closing Date, (i) ShoulderUp Merger Sub merged with and into SUAC (the “ShoulderUp Merger”), with SUAC surviving the ShoulderUp Merger as a wholly-owned subsidiary of the Company (“SUAC Surviving Company”); and (ii) simultaneously with the ShoulderUp Merger, SEI Merger Sub merged with and into SEE ID (“the SEE ID Merger”), with SEE ID surviving the SEE ID Merger as a wholly-owned subsidiary of the Company (the “Surviving Company”) (the ShoulderUp Merger and the SEE ID Merger, together the “Mergers” and together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

Pursuant to the Business Combination Agreement, on June 18, 2025, each of the following transactions occurred in the following order: (a) ShoulderUp Merger Sub merged with and into SUAC, with SUAC continuing as the surviving entity, and, in connection therewith, each ordinary share of SUAC issued and outstanding immediately prior to the Closing Date were cancelled in exchange for the right of the holder thereof to receive, with respect to each ordinary share that is not redeemed or converted at Closing, one share of common stock of the Company (“Common Stock”); (b) SEI Merger Sub merged with and into SEE ID, with SEE ID continuing as the surviving entity, and, in connection therewith, (i) SEE ID Common Stock issued and outstanding immediately prior to the Closing Date were cancelled in exchange for the right of the holders thereof to receive shares of Common Stock as set forth in the Business Combination Agreement and (ii) any convertible securities of SEE ID were converted; and (c) as a result of the Mergers, SUAC and SEE ID each became wholly owned subsidiaries of the Company, and the Company became a publicly traded company, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the provisions of applicable law.

At Closing, Continental Stock Transfer & Trust Company (the “Transfer Agent”), SUAC and the Company entered into the Warrant Assumption and Assignment Agreement (the “Warrant Assumption Agreement”), pursuant to which, among other things, SUAC assigned to the Company all of SUAC’s right, title and interests, and the Company assumed all of SUAC’s liabilities and obligations under the certain Warrant Agreement, dated as of November 16, 2021, between SUAC and Continental Stock Transfer & Trust Company (the “Existing Warrant Agreement”). As a result, each Warrant automatically ceased to represent a right to acquire SUAC Class A Common Stock and instead represents a right to acquire shares of the Company’s Common Stock pursuant to the terms and conditions of the Existing Warrant Agreement (as amended by the Warrant Assumption Agreement). As such, the holders of each whole warrant to purchase SUA Class A Common Stock received one warrant to purchase the Company’s Common Stock at an exercise price of $11.50 per share.

In connection with the Business Combination, CID Holdco filed a registration statement on Form S-4 (File No. 333-282600) with the U.S. Securities and Exchange Commission (“SEC”), as amended (the “Registration Statement”). The Registration Statement was declared effective by the SEC on June 18, 2025. Subsequently, the Company filed a registration statement on Form S-1 (File No. 333-290052), as amended, which was declared effective by the SEC on September 18, 2025.

Liquidity and Going Concern

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements — Going Concern, which requires that management evaluate whether there are relevant conditions and events that in aggregate raise substantial doubt about the entity’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date that the consolidated financial statements are issued. Under the guidance, the Company must first evaluate whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern (step 1). If the Company concludes substantial doubt is raised, management also is required to consider whether its plans alleviate that doubt (step 2).

The Company has a limited operating history, has incurred significant operating losses since its inception, and the revenue and income potential of the Company’s business and market are unproven. The preparation of these consolidated financial statements does not include any adjustments that may result from the outcome of this uncertainty. The Company’s consolidated financial statements are prepared using the generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As of December 31, 2025, the Company had $865,624 in cash, a working capital deficit of $1,730,095 and accumulated deficit of $61,451,334. To date, the Company has funded its operations primarily with the net proceeds from the issuance of convertible promissory notes and the issuance and sale of equity securities. Following June 18, 2025, the Company has also funded its operations with proceeds from the Business Combination, short-term borrowings, and proceeds from the issuance of shares under its share subscription line of credit. The Company expects to incur substantial operating losses for the next several years and has obtained additional near-term financing to continue its research and development activities.

On June 18, 2025, the Company entered into a share subscription line of credit agreement under which the Company can access up to $50,000,000 in aggregate proceeds (see Note 9) to fund its R&D activities and its operations.

Subsequent to the year end through March 11, 2026, Edmund Nabrotzky, Chief Executive Officer of the Company, Charles Maddox, Chief Financial Officer and Chief Operating Officer of the Company, and Vijayan Nambiar, Chief Technology Officer of the Company loaned the Company an aggregate of $350,000 and may make additional loans to the Company up to an aggregate amount of $600,000 (collectively, the “Executive Loans”).

If the Company is unable to obtain necessary funds through its business operations and the proceeds realized through the Business Combination, significant reductions in spending and the delay or cancellation of planned activities may be necessary. These actions would have a material adverse effect on the Company’s business, results of operations, and prospects. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date these consolidated financial statements are issued. The accompanying annual consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of these uncertainties.